Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of November 2010

Collection Period Start	17-Nov-10	Distribution Date	15-Dec-10
Collection Period End	30-Nov-10	30/360 Days	28
Beg. of Interest Period	17-Nov-10	Actual/360 Days	28
End of Interest Period	15-Dec-10

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		892,857,142.86	892,857,142.86	880,319,966.21	0.9859584
Total Securities		892,857,142.86	892,857,142.86	880,319,966.21	0.9859584
Class A-1 Notes	0.317300%	112,000,000.00	112,000,000.00	99,462,823.35	0.8880609
Class A-2 Notes	0.900000%	246,000,000.00	246,000,000.00	246,000,000.00	1.0000000
Class A-3 Notes	1.120000%	280,000,000.00	280,000,000.00	280,000,000.00	1.0000000
Class A-4 Notes	1.270000%	112,000,000.00	112,000,000.00	112,000,000.00	1.0000000
Certificates	0.000000%	142,857,142.86	142,857,142.86	142,857,142.86	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	12,537,176.65	27,640.36	111.9390772	0.2467889
Class A-2 Notes	0.00	172,200.00	0.0000000	0.7000000
Class A-3 Notes	0.00	243,911.11	0.0000000	0.8711111
Class A-4 Notes	0.00	110,631.11	0.0000000	0.9877778
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	12,537,176.65	554,382.58

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				10,052,676.37
Monthly Interest				4,473,706.39
Total Monthly Payments				14,526,382.76

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				655,078.25
Aggregate Sales Proceeds Advance				150,258.27
Total Advances				805,336.52

Vehicle Disposition Proceeds:
Reallocation Payments				231,523.05
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				1,934,265.40
Excess Wear and Tear and Excess Mileage				0.00
Remaining Payoffs				0.00
Net Insurance Proceeds				359,245.96
Residual Value Surplus				0.00
Total Collections				17,856,753.69

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	231,523.05			2
Involuntary Repossession	-			-
Voluntary Repossession	-			-
Insurance Payoff		356,105.21		18
Customer Payoff			53,042.32	4
Grounding Dealer Payoff			1,314,718.53	45
Dealer Purchase			564,919.29	17
Total	231,523.05	356,105.21	1,932,680.14	86

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of November 2010

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	39,413	961,482,222.66	6.00000%	892,857,142.86
Total Depreciation Received		(11,256,704.67)		(9,936,035.89)
Principal Amount of Gross Losses	(21)	(469,343.01)		(446,108.42)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1)	(21,832.72)		(20,966.65)
Scheduled Terminations	(77)	(2,272,761.75)		(2,134,065.69)
Pool Balance - End of Period	39,314	947,461,580.51	6.00000%	880,319,966.21

Remaining Pool Balance
Lease Payment				367,838,497.43
Residual Value				512,481,468.78
Total				880,319,966.21

III. DISTRIBUTIONS

Total Collections					17,856,753.69
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					17,856,753.69

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					0.00
3. Reimbursement of Sales Proceeds Advance					0.00
4. Servicing Fee:
Servicing Fee Due					744,047.62
Servicing Fee Paid					744,047.62
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					744,047.62

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					27,640.36

Class A-1 Notes Monthly Interest Paid					27,640.36
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					172,200.00

Class A-2 Notes Monthly Interest Paid					172,200.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					243,911.11

Class A-3 Notes Monthly Interest Paid					243,911.11
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of November 2010

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	110,631.11

Class A-4 Notes Monthly Interest Paid	110,631.11
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	554,382.58
Total Note and Certificate Monthly Interest Paid	554,382.58
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	16,558,323.49

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	12,537,176.65

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	12,537,176.65
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,021,146.84

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of November 2010

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,464,285.71
Required Reserve Account Amount		13,392,857.14
Beginning Reserve Account Balance		4,464,285.71
Additional Cash Infusion		0.00
Reinvestment Income for the Period		659.93
Reserve Fund Available for Distribution		4,464,945.64
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		4,021,146.84
Gross Reserve Account Balance		8,486,092.48
Remaining Available Collections Released to Seller		0.00
Total Ending Reserve Account Balance		8,486,092.48

V. POOL STATISTICS

Weighted Average Remaining Maturity		27.97
Monthly Prepayment Speed		40%
Lifetime Prepayment Speed		40%

	$	units
Recoveries of Defaulted and Casualty Receivables	359,245.96
Securitization Value of Defaulted Receivables and Casualty Receivables	446,108.42	21
Aggregate Defaulted and Casualty Gain (Loss)	(86,862.46)
Pool Balance at Beginning of Collection Period	892,857,142.86
Net Loss Ratio	-0.0097%

Cumulative Net Losses for all Periods	0.0097%	86,862.46

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,346,282.44	98
61-90 Days Delinquent	0.00	0
91-120+ Days Delinquent	0.00	0
Total Delinquent Receivables:	2,346,282.44	98
60+ Days Delinquencies as Percentage of Receivables	0.00%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	29,427.00	2
Securitization Value	33,644.40
Aggregate Residual Gain (Loss)	(4,217.40)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	29,427.00	2
Cumulative Securitization Value	33,644.40
Cumulative Residual Gain (Loss)	(4,217.40)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		0.00
Reimbursement of Outstanding Advance		0.00
Additional Advances for current period		150,258.27
Ending Balance of Residual Advance		150,258.27

Beginning Balance of Payment Advance		0.00
Reimbursement of Outstanding Payment Advance		0.00
Additional Payment Advances for current period		655,078.25
Ending Balance of Payment Advance		655,078.25

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of November 2010

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No